11. INCOME TAXES: Schedule of Unrecognized deductible temporary differences (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Unrecognized deductible temporary differences-Canada
Non-capital loss carry forwards	$ 11,735,000	$ 11,258,000	$ 10,801,000
Exploration and evaluation asset costs	34,926,000	34,926,000	34,926,000
Total Unrecognized deductible temporary differences not recognized	$ 46,661,000	$ 46,184,000	$ 45,727,000